RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Transactions with Joint Venture, Associates, and Unconsolidated Entities

Transactions with joint venture, associates, and unconsolidated entities

	2018	2017
Accounts receivable and other assets	6,359	5,929

Other entities	6,359	5,929

	2018	2017
Accounts payable and other liabilities	74,210	67,654

Hispamar	66,704	62,094
Other entities	7,506	5,560

	2018	2017
Revenue
Revenue from services rendered	347	119

Other entities	347	119

Financial income	430

Other entities	430

	2018	2017
Costs/expenses
Operating costs and expenses	(236,087)	(215,079)

Hispamar	(207,271)	(185,223)
Other entities	(28,816)	(29,856)

Financial expenses	(167)

Hispamar	(158)
Other entities	(9)